FAIR VALUE MEASUREMENTS (Details) (Fair Value, Measurements, Recurring [Member], USD $)	Dec. 31, 2012	Sep. 30, 2012
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Marketable Equity Securities, net of discount for effect of restriction
Liabilities:
Derivative liability
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Marketable Equity Securities, net of discount for effect of restriction
Liabilities:
Derivative liability
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Marketable Equity Securities, net of discount for effect of restriction	206,400	309,600
Liabilities:
Derivative liability	$ 484,368	$ 1,104,499